TAXES ON INCOME (Schedule of Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current income tax expenses	$ (38)	$ (55)	$ (62)
Previous year's tax benefit	75
Deferred tax benefit	345
Current Income Tax Expense (Benefit), Total	$ 382	$ (55)	$ (62)